Summary of Significant Accounting Policie (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Basis of Consolidation

(a) Basis of Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.

The consolidated financial statements include the accounts of the Company and its subsidiary. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

(b) Use of Estimates

In preparing financial statements in conformity with US GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported periods. Significant estimates include depreciation. Actual results could differ from those estimates.

Cash and Cash Equivalents

(c) Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of March 31, 2019, the Company did not have any cash equivalents.

Inventories

(d) Inventories

Inventories are stated at the lower of cost or net realizable value (market value). The cost of raw materials is determined on the basis of weighted average. The cost of finished goods is determined on the weighted average basis and comprises direct materials, direct labor and an appropriate proportion of overhead.

Net realizable value is based on estimated selling prices less any further costs expected to be incurred for completion and selling expense.

Accounts Receivable

(e) Accounts Receivable

Accounts receivable are recognized and carried at net realizable value. An allowance for doubtful accounts will be recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging, ongoing business relation and other factors. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. At March 31, 2019, the Company has no allowance for doubtful accounts, as per the management’s judgment based on their best knowledge.

Deposit and Prepayments

(f) Deposit and prepayments

Deposit and Prepayments represent cash paid in advance to suppliers. As of March 31, 2019, prepayments included cash paid advances to suppliers, and prepaid expenses, such as water and electricity fees.

Plant and Equipment

(g) Plant and Equipment

Plant and equipment is stated at cost. Depreciation is provided principally by use of the straight-line method over the useful lives of the related assets, except for leasehold properties, which are depreciated over the terms of their related leases or their estimated useful lives, whichever is less. Expenditures for maintenance and repairs, which do not improve or extend the expected useful life of the assets, are expensed to operations while major repairs are capitalized.

The estimated useful lives are as follows:

Furniture and fittings	5 years
Computer equipment	5 years

The gain or loss on disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets, and, if any, is recognized in the statement of operations.

Impairment of Assets

(h) Impairment of Assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review, pursuant to the guidelines established in FASB ASC 360 Property, Plant, and Equipment (formerly Statement of Financial Accounting Standards (“SFAS”) No. 144). The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Income Taxes

(i) Income Taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non- assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. Deferred income tax liabilities or assets are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and the financial reporting amounts at each year end.

A valuation allowance is recognized if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized.

Revenue Recognition

(j) Revenue Recognition

Revenues represent the invoiced value of goods sold recognized upon the shipment of goods to customers. Revenues are recognized when all of the following criteria are met:

●	Persuasive evidence of an arrangement exists;

●	Delivery has occurred or services have been rendered;

●	The seller’s price to the buyer is fixed or determinable; and

●	Collectability is reasonably assured.

Foreign Currency Transactions

(k) Foreign Currency Transactions

The consolidated financial statements of the Company are presented in United States Dollars (“US$”). Transactions in foreign currencies during the period are translated into US$ at the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated into US$ at the exchange rates prevailing at that date. All transaction differences are recorded in the income statement.

The accompanying consolidated financial statements are presented in United States dollars (US$). The Company’s subsidiary in Hong Kong has its local currency, Hong Kong Dollars (“HK$”), as its functional currency. On consolidation, the financial statements of the Company’s subsidiary in Hong Kong is translated from HK$ into US$ in accordance with FASB ASC Topic 830 Foreign Currency Matters (formerly SFAS No. 52, “Foreign Currency Translation”). During 2017, 2018 and 2019, the Hong Kong dollars are translated from HK$ with a ratio of US$1.00=HK$7.80, a fixed exchange rate maintained between Hong Kong and United States derived from the Hong Kong Monetary Authority pegging HK$ and US$ monetary policy. Accordingly, all assets and liabilities are translated at the exchange rates prevailing at the balance sheet dates and all income and expenditure items are translated at the average rates for each of the period. Translation of amounts from HK$ into US$ has been made at the following exchanges rates for the respective periods:

	For the Years Ended March 31,
	2019	2018	2017
Twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Average twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Twelve months ended RMB:USD exchange rate	N/A	6.23944	N/A
Average twelve months ended RMB:USD exchange rate	N/A	6.23944	N/A

Fair Value of Conversion Features

(l) Fair Value of Conversion Features

In accordance with FASB ASC 815 Derivatives and Hedging, the conversion feature of the Convertible Notes is separated from the debt instrument and accounted for separately as a derivative instrument. On the date the Convertible Notes are issued, the conversion feature was recorded as a liability at its fair value, with future decreases in fair value recognized as earnings and increases in fair values recognized as expenses.

The Company used the Black-Scholes-Merton option-pricing model to obtain the fair value of the conversion feature. The Company’s expected volatility assumption is based on the historical volatility of the Company’s stock. The expected life assumption is primarily based on the expiration date of the conversion features. The risk-free interest rate for the expected term of the conversion features is based on the U.S. Treasury yield curve in effect at the time of measurement.

Earnings/(Losses) Per Share

(m) Earnings/(Losses) Per Share

Basic losses per share is computed by dividing the earnings for the year by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including stock options and warrants, in the weighted average number of common shares outstanding for a period, if dilutive.

Accumulated Other Comprehensive Income

(n) Accumulated Other Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a financial statement that is presented with the same prominence as other financial statements. Comprehensive income includes net income and the foreign currency translation changes for the year in which such are obtained.

Stock-Based Compensation

(o) Stock-Based Compensation

We account for stock-based compensation in accordance with FASB ASC 718 Compensation – Stock Compensation which requires that companies account for awards of equity instruments issued to employees under the fair value method of accounting and recognize such amounts in their statements of operations. Under FASB ASC 718 we are required to measure compensation costs for all stock-based awards at fair value on the date of grant and recognize compensation expense in our consolidated statements of operations over the service period that the awards are expected to vest.

Equity-Based Payments To Non-Employees

(p) Equity-Based Payments to Non-employees

The Company accounts for equity-based compensation issued to non-employees and consultants in accordance with the provisions of FASB ASC 505-50, Equity-Based Payments to Non-Employees that are issued to Other Than Employees for Acquiring or in Conjunction with Selling Goods or Services. If the fair value of goods or services received in a share-based payment transaction with nonemployees is more reliably measureable than the fair value of the equity instruments issued, the fair value of the goods or services received shall be used to measure the transaction. In contrast, if the fair value of the equity instruments issued in a share-based payment transaction with nonemployees is more reliably measured than the fair value of the consideration received, the transaction shall be measured based on the fair value of the equity instruments issued.

Going Concern

(q) Going Concern

As shown in the accompanying consolidated financial statements, the Company has an accumulated deficit of $16,449,314 as of March 31, 2019. The Company will be required to raise additional capital to fund its operations, and will continue to attempt to raise capital resources from both related and unrelated parties until such time as the Company is able to generate revenues sufficient to maintain itself as a viable entity. These factors have raised substantial doubt about the Company’s ability to continue as a going concern. There can be no assurances that the Company will be able to raise additional capital or achieve profitability. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to strengthen its core business, control its overall expenditures, improve the efficiency of its operations and continue its efforts to expand by exploring additional product lines and market opportunities.

The FASB has issued Accounting Standards Update (ASU) No. 2018-01, Leases (Topic 842):Land Easement Practical Expedient for Transition to Topic 842, which clarifies the application of the new leases guidance to land easements and eases adoption efforts for some land easements. ASU 2018-01 is expected to reduce the cost of adopting the new leases standard for certain land easements. It is also an attempt to help ensure that companies can make a successful transition to the standard without compromising the quality of information provided to investors about these transactions. Land easements (also commonly referred to as rights of way) represent the right to use, access, or cross another entity’s land for a specified purpose. Land easements are used by utility and telecommunications companies, for example, when they need to take a small strip of land, or easement, to bury wires. Not all companies have historically accounted for them as leases. Stakeholders pointed out that the requirement to evaluate all old and existing land easements, sometimes numbering in the tens of thousands, to determine if they meet the definition of a lease under the new standard could be very costly. They also noted there would be limited benefit to applying this requirement, as many of their land easements would not meet the definition of a lease, or even if they met that definition, many of their easements are prepaid and, therefore, already are recognized on the balance sheet. The land easements ASU addresses this by providing an optional transition practical expedient that, if elected, would not require an organization to reconsider their accounting for existing land easements that are not currently accounted for under the old leases standard; and Clarifying that new or modified land easements should be evaluated under the new leases standard, once an entity has adopted the new standard.

The FASB issued an Accounting Standards Update (ASU) that helps organizations address certain stranded income tax effects in accumulated other comprehensive income (AOCI) resulting from the Tax Cuts and Jobs Act.

ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, provides financial statement preparers with an option to reclassify stranded tax effects within AOCI to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded.

The ASU requires financial statement preparers to disclose:

●	A description of the accounting policy for releasing income tax effects from AOCI;

●	Whether they elect to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act; and

●	Information about the other income tax effects that are reclassified.

The amendments affect any organization that is required to apply the provisions of Topic 220, Income Statement—Reporting Comprehensive Income, and has items of other comprehensive income for which the related tax effects are presented in other comprehensive income as required by GAAP. The amendments are effective for all organizations for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. Organizations should apply the proposed amendments either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized.

The FASB Issues ASU No. 2018-06 to Supersede Circular 202 for Depository and Lending Institutions. The FASB has issued Accounting Standards Update (ASU) No.2018-06,Codification Improvements to Topic 942, Financial Services—Depository and Lending. ASU 2018-06 removes outdated guidance related to the Office of the Comptroller of the Currency’s Banking Circular 202, Accounting for Net Deferred Tax Charges (Circular 202) in Subtopic 942-740, Financial Services—Depository and Lending—Income Taxes and should have no effect on reporting entities. The amendments in ASU 2018-06 are effective immediately.

The FASB has issued Accounting Standards Update (ASU) No. 2018-11 (“Targeted Improvements”—ASC 842 (“Leases”)). This Update provides entities with an additional (and optional) transition method of which an entity initially applies new lease standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the fiscal year of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts ASC 840 will continue to be in accordance with ASC 840. This Update also provides lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component, where the timing and pattern of transfer of the nonlease component(s) and associated lease component are the same, and the lease component, if accounting for separately, would be classified as an operating lease.

The FASB has issued Accounting Standards Update (ASU) No. 2018-20 (“Narrow-Scope Improvements for Lessors”—ASC 842 (“Leases”)) as amendments of the new lease standard. The amendments in this Update (1) provide an entity with an accounting policy election to account for the payment for all sales (and other similar) taxes as a lessor cost; (2) require lessors to exclude from variable payments lessor costs paid by lessees directly to third parties, and also require lessors to account for costs excluded from consideration of a contract that are paid by the lessor and reimbursed by the lessee as variable payments; and (3) require lessors to allocate (rather than recognize as currently required) certain variable payments to the lease and nonlease components when the changes in facts and circumstances on which the variable payment is based occur and recognize the amount of variable payments allocated to nonlease components as income in profit or loss in accordance with other Accounting Standards, such as ASC 606.

The FASB has issued Accounting Standards Update (ASU) No. 2019-01 (“Codification Improvements”—ASC 842 (“Leases”)) as amendments of the new lease standard. This Update reinstates the exception in the new lease standard for lessors that are not manufacturers or dealers to use their costs, reflecting discounts, as the fair value of the underlying asset; and this Update clarifies the board’s original intent by explicitly providing an exception to ASC 250-10-50-3 (“Accounting Changes and Error Corrections—General”) interim disclosure requirements in the new lease standard transition disclosure requirements.

These Updates, excluding Accounting Standards Update 2019-01, are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. A modified retrospective transition approach is required, applying the new lease standard to all leases existing at the date of initial adoption. An entity may choose to use either (1) the beginning of the fiscal year of adoption or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial adoption. Accounting Standards Update 2019-01 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early application is permitted. Accounting Standards Update 2019-01 is applied retrospectively as of the date that the new lease standard is first applied. The Company and its subsidiaries will adopt these Updates, including Accounting Standards Update 2019-01, on April 1, 2019 and use the beginning of the fiscal year of adoption as the date of initial adoption. Consequently, financial information of comparative period will not be updated and the disclosures required under the new lease standard will not be provided for periods before April 1, 2019.

The FASB has issued Accounting Standards Update (ASU) No. 2018-12 (“Targeted Improvements to the Accounting for Long-Duration Contracts”—ASC 944 (“Financial Services—Insurance”)). This Update changes the recognition, measurement, presentation and disclosure requirements for long duration contracts issued by an insurance entity. This Update requires an insurance entity to review and, if there is a change, update cash flow assumptions at least annually and to update discount rate used for liability for future policy benefits at each reporting date for nonparticipating traditional long-duration and limited-payment contracts. The effect of updating the discount rate is recognized in other comprehensive income (loss). This Update also requires market risk benefits to be measured at fair value, and simplifies amortization of deferred acquisition costs. Furthermore, this Update requires additional disclosures for long-duration contracts. This Update is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early application is permitted. For the liability for future policy benefits and deferred acquisition costs, this Update is applied to contracts in force as of beginning of the earliest period presented (hereinafter, “the transition date” of this Update) on a modified retrospective basis, and an insurance entity may elect to apply retrospectively. For the market risk benefits, this Update is applied retrospectively at the transition date, and the difference between fair value and carrying value requires an adjustment to retained earnings at the transition date. The cumulative effect of changes in the instrument-specific credit risk between contract inception date and the transition date should be recognized in accumulated other comprehensive income at the transition date. The Company and its subsidiaries will adopt this Update on April 1, 2021. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations or financial position, as well as changes in disclosures required by this Update.

In August 2018, Accounting Standards Update 2018-13 (“Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”—ASC 820 (“Fair Value Measurement”)) was issued. This Update modifies and adds the disclosure requirements for Fair Value Measurements. This Update also removes disclosure requirements of the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. This Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. An entity is also permitted to early adopt any removed or modified disclosure requirements and delay adoption of the additional disclosure requirements until their effective date. Removals and modifications of disclosure requirements should be mainly applied retrospectively to all periods presented upon their effective date, while the additional disclosure requirements should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. The Company and its subsidiaries early adopted the removals of disclosure requirements from the three months ended September 30, 2018. The Company and its subsidiaries will adopt the modifications and additions of disclosure requirements from fiscal 2021. Since this Update relates to disclosure requirements, the adoption will not have an effect on the Company and its subsidiaries’ results of operations or financial position.

In August 2018, Accounting Standards Update 2018-14 (“Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans”—ASC 715-20 (“Compensation—Retirement Benefits—Defined Benefit Plans—General”)) was issued. This Update adds and clarifies the disclosure requirements for Pension Plans, and removes certain disclosure requirements such as the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year. This Update is effective for fiscal years ending after December 15, 2020. The amendments in this Update should be applied on a retrospective basis to all periods presented. Early adoption is permitted. The Company and its subsidiaries will adopt this Update from fiscal 2021. Since this Update relates to disclosure requirements, the adoption will not have an effect on the Company and its subsidiaries’ results of operations or financial position.